Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - Preferred Stock

The Company has 5,000,000 preferred shares authorized that the Company’s Board of Directors may, without further action by the Company’s stockholders, direct the issuance of any authorized but unissued or unreserved shares of preferred stock in series and at the time of issuance, determine the rights, preferences and limitations of each series. The holders of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of the common stock.  Furthermore, the Board of Directors could issue preferred stock with voting and other rights that could adversely affect the voting power of the holders of the common stock.

The Company has 5,000,000 preferred shares authorized that the Company’s Board of Directors may, without further action by the Company’s stockholders, direct the issuance of any authorized but unissued or unreserved shares of preferred stock in series and at the time of issuance, determine the rights, preferences and limitations of each series. The holders of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of the common stock. Furthermore, the Board of Directors could issue preferred stock with voting and other rights that could adversely affect the voting power of the holders of the common stock.